Third Avenue Trust

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

Supplement dated April 24, 2013
to Prospectus dated March 1, 2013

Effective April 24, 2013, the following information supplements the Trust’s Prospectus dated March 1, 2013:

The following information supplements information on page 16 of the Prospectus under the heading “Portfolio Managers.”

Effective April 24, 2013, Mr. Rehor will no longer co-manage the Third Avenue International Value Fund.

Third Avenue Trust

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

Supplement dated April 24, 2013
to Statement of Additional Information dated March 1, 2013

Effective April 24, 2013, the following information supplements the Trust’s Statement of Additional Information dated March 1, 2013:

Effective April 24, 2013, Mr. Rehor will no longer co-manage the Third Avenue International Value Fund.